6. TRADE ACCOUNTS RECEIVABLE AND OTHER RECEIVABLES (Details Narrative) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Trade Accounts Receivable And Other Receivables Net Details Narrative Abstract
Weighted average maturity	2 years 8 months 19 days
Amount of accounts receivable - third parties	R$ 730,251	R$ 643,675
Receivables from the sales of several other assets and farms	R$ 109,419	R$ 189,132